Interest in Other Entities (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Currents assets
Cash and cash equivalents		$ 10,172	$ 7,036	$ 8,787	$ 10,625
Other current assets		616	321
Total current assets		12,053	8,279
Current liabilities
Financial liabilities (excluding trade payables)		311	75
Other current liabilities		450	603
Total current liabilities		4,403	3,365
Non-current liabilities
Total non-current liabilities		58	1,838
Non-controlling interests		3,191	$ 1,424
Gix Internet Ltd [Member]
Currents assets
Cash and cash equivalents	[1]	3,296		3,712
Other current assets	[1]	7,003		7,285
Total current assets	[1]	10,299		10,997
Non-current assets	[1]	8,381		9,201
Current liabilities
Financial liabilities (excluding trade payables)		544		800
Other current liabilities	[1]	7,365		8,375
Total current liabilities	[1]	8,582		9,645
Non-current liabilities
Other non-current liabilities	[1]	1,810		2,310
Total non-current liabilities	[1]	2,354		3,110
Net assets	[1]	7,744		7,443
Equity attributable	[1]	3,367		3,378
Non-controlling interests	[1]	4,377		$ 4,065
Matomy Ltd [Member]
Currents assets
Cash and cash equivalents		4,984
Other current assets		2,939
Total current assets		7,923
Non-current assets
Current liabilities
Financial liabilities (excluding trade payables)		3,317
Other current liabilities
Total current liabilities		3,317
Non-current liabilities
Financial liabilities (excluding trade payables)
Other non-current liabilities		105
Total non-current liabilities		105
Net assets		4,501
Equity attributable
Non-controlling interests

[1]	translated at the closing rate at the date of that balance sheet